Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of the Company’s share option activity and related information for employees and directors for the period ended June 30, 2017:

				Weighted
				average
		Weighted	Weighted	remaining
		average	average	contractual	Aggregate
	Number	exercise	grant date	term	intrinsic
	of shares	price	fair value	(in years)	value

Options outstanding as of January 1, 2017	79,372,198	$0.29		8.7	$-
Changes during the period:
Granted	13,650,000	$0.09	$0.06
Forfeited	(20,504,813)	$0.34	$0.21
Options outstanding at June 30, 2017	72,517,385	$0.24		8.4	$-
Exercisable options at June 30, 2017	37,537,943	$0.30		8.4	$-

Schedule of Nonvested Share Activity [Table Text Block]
The following is a summary of the Company’s non-vested share options at June 30, 2017 and changes during the six months ended June 30, 2017:

		Weighted
		average
	Number	grant date
	of shares	fair value

Non-vested options at January 1, 2017	53,885,712	$0.24
Options granted	13,650,000	$0.06
Options vested	(12,051,457)	$0.14
Non-vested options forfeited	(20,504,813)	$0.21
Non-vested at June 30, 2017	34,979,442	$0.26

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Below are the assumptions used for the options granted during the six months ended June 30, 2017 and 2016:

	June 30, 2017	June 30, 2016
Expected dividend yield	0%	0%
Expected volatility	78.77%-79.89%	74.18%-80.71%
Risk-free interest	1.21%-2.02%	1.03%-1.52%
Expected life	5.5-6.25 years	5.5-6.25 years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following is a summary of the Company’s share options granted separated into ranges of exercise price:

					Remaining
	Options	Weighted		Options	contractual
	outstanding	average	Weighted	exercisable	life (years	Weighted
Exercise	at	remaining	average	at	for	average
price	June	contractual	exercise	June	exercisable	exercise
(range) ($)	30, 2017	life (years)	price ($)	30, 2017	options)	price ($)
0.05-0.19	37,963,350	9.19	0.13	14,425,053	8.85	0.15
0.32	33,257,535	8.22	0.32	21,816,390	8.22	0.32
0.60-0.75	290,000	6.70	0.72	290,000	6.70	0.72
0.98-1.56	311,500	2.74	1.33	311,500	2.74	1.33
2.00	695,000	6.23	2.00	695,000	6.23	2.00
	72,517,385			37,537,943

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The warrants outstanding as of June 30, 2017, classified as equity, were issued in connection with several private placements of the Company are as follows:

	Number of	Exercise
Grant date	warrants	Price	Expiration date
2012 warrants	724,363	$ 1.72 - $ 2.00	August 3, 2017-November 30, 2017
2013 warrants	399,160	$ 2.00	January 16, 2018-September 17, 2018
	1,123,523